March 1, 2012

TOUCHSTONE VARIABLE SERIES TRUST

TOUCHSTONE THIRD AVENUE VALUE FUND

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2011

Change in Portfolio Management Team

Effective February 17, 2012, Kathleen Crawford resigned as Research Analyst of the Touchstone Third Avenue Value Fund.  The Fund continues to be managed by Curtis R. Jensen, Chief Investment Officer and Ian Lapey, Portfolio Manager.

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-1006-TVST-S3-1111